Shareholder Fees - FidelitySAIInflation-ProtectedBondIndexFund-PRO	Mar. 01, 2025 USD ($)
FidelitySAIInflation-ProtectedBondIndexFund-PRO | Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none